Miller Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 90.6%	Shares	Value
Communication Services - 7.1%
Diversified Telecommunication Services - 7.1%
AT&T, Inc.	533,000	$12,136,410

Consumer Discretionary - 8.7%
Automobiles - 3.0%
Stellantis NV	390,000	5,089,500
		$–
Specialty Retail - 5.7%
Buckle Inc/The	105,000	5,335,050
Build-A-Bear Workshop, Inc.	95,000	4,373,800
		9,708,850
Total Consumer Discretionary		14,798,350

Consumer Staples - 3.5%
Tobacco - 3.5%
British American Tobacco Plc	168,000	6,057,161

Diversified Financial Services - 10.7%
Financial Services - 5.9%
Jackson Financial, Inc. - Class A	115,800	10,083,864
		$–
Insurance - 4.8%
Lincoln National Corp.	260,000	8,244,600
Total Diversified Financial Services		18,328,464

Energy - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
Alliance Resource Partners LP	127,000	3,338,830
Chord Energy Corp.	52,766	6,169,401
TotalEnergies SE - ADR	7,650	416,925
		9,925,156
Total Energy		9,925,156

Financials - 19.4%
Banks - 5.7%
Sberbank of Russia PJSC (a) (e)	2,532,000	0
Western Alliance Bancorp	117,700	9,832,658
		9,832,658
Capital Markets - 2.1%
Carlyle Group, Inc.	70,000	3,534,300
		$–
Consumer Finance - 11.6%
Bread Financial Holdings, Inc.	197,700	12,071,561
OneMain Holdings, Inc.	149,000	7,767,370
		19,838,931
Total Financials		33,205,889

Health Care - 9.4%
Health Care Equipment & Supplies - 1.4%
Semler Scientific, Inc. (b)	43,000	2,322,000
		$–
Pharmaceuticals - 8.0%
Bristol-Myers Squibb Co.	108,000	$6,108,480
Viatris, Inc.	619,000	7,706,550
		13,815,030
Total Health Care		16,137,030

Industrials - 10.1%
Commercial Services & Supplies - 1.9%
Quad/Graphics, Inc.	472,800	3,295,416
		$–
Electrical Equipment - 1.8%
Atkore, Inc.	37,000	3,087,650
		$–
Marine Transportation - 3.3%
Hoegh Autoliners ASA	565,000	5,618,533
		$–
Professional Services - 3.1%
Public Policy Holding Co., Inc. (e)	3,088,592	5,297,226
Total Industrials		17,298,825

Information Technology - 2.6%
Software - 2.6%
MicroStrategy, Inc. - Class A (b)	15,250	4,416,705

Materials - 4.2%
Construction Materials - 1.4%
HeidelbergCement AG	18,900	2,335,605
		$–
Metals & Mining - –%(c)
Alrosa PJSC (a) (e)	2,978,100	0
		$–
Trading Companies & Distributors - 2.8%
Boise Cascade Co.	40,000	4,754,400
Total Materials		7,090,005

Real Estate - 4.4%
Diversified REITs - 4.4%
CTO Realty Growth, Inc.	383,900	7,566,669

Utilities - 4.8%
Gas Utilities - 4.8%
UGI Corp.	292,000	8,243,160
TOTAL COMMON STOCKS (Cost $133,140,324)		155,203,824

CORPORATE BONDS - 9.1%	Par	Value
Communication Services - 0.9%
Media - 0.9%
Gray Escrow II, Inc., 5.38%, 11/15/2031 (d)	3,000,000	1,601,250

Consumer Discretionary - 1.8%
Specialty Retail - 1.8%
Carvana Co., 10.25%, 05/01/2030 (d)	3,000,000	3,135,000

Health Care - 3.3%
Pharmaceuticals - 3.3%
Cannabist Co. Holdings, Inc., 9.50%, 02/03/2026 (e)	8,000,000	5,680,000

Industrials - 0.9%
Commercial Services & Supplies - 0.9%
Pitney Bowes, Inc., 7.25%, 03/15/2029 (d)	1,650,000	$1,619,063

Retail Trade - 2.2%
HLF Financing Sarl LLC / Herbalife International, Inc., 12.25%, 04/15/2029 (d)	3,500,000	3,657,500
TOTAL CORPORATE BONDS (Cost $17,996,806)		15,692,813

TOTAL INVESTMENTS - 99.7% (Cost $151,137,130)		170,896,637
Other Assets in Excess of Liabilities - 0.3%		645,385
TOTAL NET ASSETS - 100.0%		$171,542,022
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
LP - Limited Partnership NV - Naamloze Vennootschap
PJSC - Public Joint Stock Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2024.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $10,012,813 or 5.8% of the Fund’s net assets.

(e)	Illiquid security.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Miller Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$155,203,825	$–	$–	(a)	$155,203,825
Corporate Bonds	–	15,692,813	–		15,692,813
Total Long-Term Investments	$155,203,825	$15,692,813	$–	(a)	$170,896,638

See Schedule of Investments for additional detailed categorizations.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

Fund has Level 3 securities. Level 3 rollforward and unobservable inputs table is required if value is material to fund; type 1 into UDF 'percent precision' to allow Level 3 rollforward to show (not finalized)

(a)	Amount is less than $0.50.